UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Avenue, #210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Avenue, #210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Mundoval Fund

ANNUAL REPORT

December 31, 2007

Mundoval Fund

Annual Report

December 31, 2007

Fellow Shareholders,

For the one year period ending December 31, 2007, the Mundoval Fund returned 7.67% versus 9.04% for the MSCI World Index. Since the vote in August, 2007 by the Board of Trustees to change the fiscal year end of the Fund from August 31st to December 31st, the Fund returned -1.09% versus 2.22% for the MSCI World Index for the four month period ended December 31, 2007. Since inception on September 3, 2004, the annualized average rate of return for the Mundoval Fund has been 13.58% versus 15.51% for MSCI World Index.

Assets under management in the Fund as of December 31, 2007 are $11.73 million. Since our last report in August we sold positions in Cadbury Schweppes, Chinese National Offshore Oil Corporation, Tyco International, Tyco Electric and Covidien because we either believed their share prices fairly reflected their business values or we identified other businesses to be more attractive for investment purposes. Proceeds from the sales were used to purchase shares of Novartis, Time Warner, Dow Chemical, Cemex and Pfizer.

The Fund's largest allocation is to the Health Care Sector, 22.65%, (Astra Zeneca, Johnson & Johnson, Sanofi-Aventis, Pfizer, Novartis, Amgen & Glaxo Smithkline Plc). The Information Technology Sector (Intel, Dell, Microsoft, Cisco & Taiwan Semiconductor) represents more than 16% of the Fund while the Consumer Staples Sector (Nestle, Unilever, Altria Group & Procter & Gamble) comprises more than 12% of the Fund's assets. The Fund owns shares of common stock in thirty companies as of December 31, 2007.

Holdings that enhanced the investment performance of the Fund during the recent four months include: Microsoft, Procter & Gamble, Nestle, Unilever, Sanofi-Aventis, Intel & BASF. Holdings that impeded the investment performance of the Fund during the previous four months include Citigroup, Cemex, Time Warner, Astra Zeneca, ING Group and Dow Chemical.

Benjamin Graham, author of the classic textbook, Security Analysis, proposed that stocks have an investment characteristic and a speculative characteristic. The margin of safety concept, or the difference between the intrinsic value of a business per share and its stock price, helps to explain the investment characteristic. The human emotions of fear and greed, which cause stock prices to fluctuate far above and below a company's intrinsic value, describe the speculative characteristic. An investor that insulates himself from the speculative characteristics of the stock market can exploit the irrational behavior of other investors by making decisions based on independence, logic & sound judgment. Graham wrote, "You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right." The Mundoval Fund will continue to operate in a manner that is consistent with this investment philosophy.

Thank you for your business and continued support.

Sincerely,

Arthur Q. Johnson, CFA

Portfolio Manager

2007 Annual Report  1

Mundoval Fund

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR PERIODS ENDED  DECEMBER 31, 2007.

December 31, 2007  NAV $13.37

   Since

       1Year(A)

Inception(A)

Mundoval Fund                                                        7.67%                      13.58%

MSCI World Index(B)                                                                   9.04%                      15.51%

(A) 1 Year and Since Inception returns include change in share prices and in each case  includes reinvestment of any dividends and capital gain distributions. The inception date of the Mundoval Fund was September 3, 2004.

(B) The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-595-2877.

2007 Annual Report  2

Mundoval Fund  (Unaudited)

MUNDOVAL FUND

by Industry Sectors (as a percentage of Net Assets)

*Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments  (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines  (Unaudited)

A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.mundoval.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2007 Annual Report  3

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing expenses consisting soley of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 30, 2007 and held through December 31, 2007.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                     Expenses Paid

                                                                    Beginning                    Ending                       During the Period*

                                                                Account Value            Account Value                  June 30, 2007 to

                                                                June 30, 2007         December 31, 2007             December 31, 2007

Actual                                   $1,000.00                    $983.06                               $7.50

Hypothetical                          $1,000.00                   $1,017.64                              $7.63

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period of June 30, 2007 to December 31, 2007, multiplied by  the average account value over the period, multiplied by 184/365
                             (to reflect the one-half year period ended

                                                                December 31, 2007).

2007 Annual Report  4

Mundoval Fund

		Schedule of Investments
		December 31, 2007

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Biological Products, (No Diagnostic Substances)
4,000	Amgen Inc. *	$ 185,760	1.58%

Books: Publishing or Publishing & Printing
24,000	Pearson plc **	347,520	2.96%

Cement, Hydraulic
14,000	Cemex SA de CV * **	361,900	3.08%

Chemicals & Allied Products
4,000	BASF Aktiengesellschaft **	586,000	4.99%

Computer Communications Equipment
14,000	Cisco Systems Inc. *	378,980	3.23%

Electronic Computers
17,000	Dell Inc. *	416,670	3.55%

Fire, Marine & Casualty Insurance
6,000	American International Group Inc.	349,800	2.98%

Food and Kindred Products
2,900	Nestle SA **	331,905
11,500	Unilever plc **	430,330
		762,235	6.50%

General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	374,780
9,500	Ingersoll-Rand Co. Ltd.	441,465
		816,245	6.96%

Life Insurance
10,000	ING Groep NV **	389,100	3.32%

Petroleum Refining
6,000	BP plc **	439,020	3.74%

Pharmaceutical Preparations
9,000	AstraZeneca plc **	385,380
7,500	GlaxoSmithKline plc **	377,925
7,700	Johnson & Johnson	513,590
6,500	Novartis AG **	353,015
17,000	Pfizer Inc.	386,410
10,000	Sanofi-Aventis **	455,300
		2,471,620	21.07%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
8,500	Dow Chemical Co.	335,070	2.86%

Radiotelephone Communications
30,000	Tele Norte Leste Participacoes S.A. **	578,400
10,000	Telefonos de Mexico SA de CV **	368,400
		946,800	8.07%

Rubber & Plastics Footwear
6,200	Nike Inc. Cl B	398,288	3.39%

Semiconductors & Related Devices
15,000	Intel Corp.	399,900
32,000	Taiwan Semiconductor Manufacturing Co. Ltd. **	318,720
		718,620	6.13%

Services - Medical Laboratories
19,500	Time Warner Inc.	321,945	2.74%

Services - Prepackaged Software
11,000	Microsoft Corp.	391,600	3.34%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,700	Procter & Gamble Co.	345,074	2.94%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  5

Mundoval Fund

	Schedule of Investments
	December 31, 2007

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Surgical & Medical Instruments & Apparatus
5,300	3M Co.	$ 446,896	3.82%
Tobacco Products
3,000	Altria Group Inc.	226,740	1.93%

Total for Common Stock (Cost - $9,926,069)		$ 11,635,883	99.18%

Cash Equivalents
72,079	First American Treasury Obligation Fund Cl Y 3.35% ***	72,079	0.61%
	(Cost - $72,079)

	Total Investments	11,707,962	99.79%
	(Cost - $9,998,148)

	Other Assets in Excess of Liabilities	24,171	0.21%

	Net Assets	$ 11,732,133	100.00%

*** Variable Rate Security; The Yield Rate shown represents the rate at December 31, 2007.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  6

Mundoval Fund

Statement of Assets and Liabilities
December 31, 2007

Assets:
Investment Securities at Market Value	$ 11,707,962
(Cost - $9,998,148)
Dividend Receivable	39,633
Interest Receivable	247
Total Assets	11,747,842
Liabilities:
Payable to Adviser	15,709
Total Liabilities	15,709
Net Assets	$ 11,732,133

Net Assets Consist of:
Capital Paid In	$ 10,109,755
Accumulated Undistributed Net Investment Income	3,526
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(90,962)
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	1,709,814
Net Assets, for 877,447 Shares Outstanding	$ 11,732,133
(No without par value, unlimited shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($11,732,133/877,447 shares)	$ 13.37

Statement of Operations	9/1/2007	9/1/2006
	to	to
	12/31/2007	8/31/2007
Investment Income:
Dividends	$ 101,630	$ 266,040
Interest	2,204	60,081
Total Investment Income	103,834	326,121
Expenses:
Management Fees	64,669	184,345
Total Expenses	64,669	184,345

Net Investment Income	39,165	141,776

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	410,595	759,851
Change in Unrealized Appreciation on Investments	(564,613)	1,027,787
Net Realized and Unrealized Gain on Investments	(154,018)	1,787,638

Net Increase (Decrease) in Net Assets from Operations	$ (114,853)	$ 1,929,414

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  7

Mundoval Fund

Statements of Changes in Net Assets
	9/1/2007	9/1/2006	9/1/2005
	to	to	to
	12/31/2007	8/31/2007	8/31/2006
From Operations:
Net Investment Income	$ 39,165	$ 141,776	$ 60,336
Net Realized Gain (Loss) on Investments	410,595	759,851	92,606
Change in Net Unrealized Appreciation	(564,613)	1,027,787	921,973
Increase (Decrease) in Net Assets from Operations	(114,853)	1,929,414	1,074,915
From Distributions to Shareholders:
Net Investment Income	(144,218)	(64,674)	(41,609)
Net Realized Gain from Security Transactions	(1,112,427)	(92,581)	-
Change in Net Assets from Distributions	(1,256,645)	(157,255)	(41,609)
From Capital Share Transactions:
Proceeds From Sale of Shares	340,362	6,355,148	1,778,127
Shares Issued on Reinvestment of Dividends	1,256,645	157,255	11,900
Cost of Shares Redeemed	(1,975,202)	(2,375,569)	(50,605)
Net Increase (Decrease) from Shareholder Activity	(378,195)	4,136,834	1,739,422

Net Increase (Decrease) in Net Assets	(1,749,693)	5,908,993	2,772,728

Net Assets at Beginning of Period	13,481,826	7,572,833	4,800,105
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment	$ 11,732,133	$ 13,481,826	$ 7,572,833
Income of $3,526, $108,579 and $50,343, respectively)

Share Transactions:
Issued	21,854	454,602	155,229
Reinvested	93,016	11,297	1,003
Redeemed	(128,832)	(161,118)	(4,209)
Net Increase (Decrease) in Shares	(13,962)	304,781	152,023
Shares Outstanding Beginning of Period	891,409	586,628	434,605
Shares Outstanding End of Period	877,447	891,409	586,628

Financial Highlights
Selected data for a share outstanding
throughout the period:	9/1/2007		9/1/2006	9/1/2005	9/3/2004*
	to		to	to	to
	12/31/2007		8/31/2007	8/31/2006	8/31/2005
Net Asset Value -
Beginning of Period	$ 15.12		$ 12.91	$ 11.04	$ 10.00
Net Investment Income *****	0.05		0.16	0.11	0.10
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.20)		2.25	1.84	0.95
Total from Investment Operations	(0.15)		2.41	1.95	1.05

Distributions (From Net Investment Income)	(0.18)		(0.08)	(0.08)	(0.01)
Distributions (From Realized Capital Gains)	(1.42)		(0.12)	-	-
Total Distributions	(1.60)		(0.20)	(0.08)	(0.01)

Net Asset Value -
End of Period	$ 13.37		$ 15.12	$ 12.91	$ 11.04
Total Return ****	(1.09)%	***	18.81%	17.70%	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	11,732		13,482	7,573	4,800
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.91%	**	1.15%	0.93%	0.97%	**
Portfolio Turnover Rate	3.86%	***	25.49%	26.46%	14.94%	**

* Commencement of Operations.
** Annualized.
*** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  8

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND

December 31, 2007

1.) ORGANIZATION

Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operations on September 3, 2004.  The Fund's investment objective is long-term capital appreciation. Effective September 1, 2007, the Fund’s Board of Trustees elected to change the Fund’s fiscal year end to December 31.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2007 Annual Report 9

Notes to the Financial Statements - continued

Effective September 1, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”, FIN 48 establishes financial reporting rules reguarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.The Fund is not subject to examination by U.S. federal tax authorities before 2004.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For distribution purposes, the Fund follows the U.S. Federal income tax theory of equalization, which treats a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. When this method is employed, a permanent difference between the character of net assets for book and federal income tax purposes arises, as explained above. On the Statement of Assets and Liabilities, the following adjustments were made for permanent differences attributable to equalization for the period ended December 31, 2007:

                                                   Accumulated Undistributed

                         Capital Paid In

                                    Realized Loss

                  $38, 268

                                        ($38,268)

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the period September 1, 2007 through December 31, 2007 the Adviser earned management fees totaling $64,669, of which $15,709 was payable to the Adviser as of December 31, 2007.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

2007 Annual Report 10

Notes to the Financial Statements – continued

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On August 17, 2007, the Board of Trustees (the “Trustees” or the “Board”) for the Mundoval Fund met to consider the renewal of the Management Agreement (the "Agreement"). In renewing the  Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services provided and the profits realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board met with Arthur Q. Johnson of the Adviser to discuss the terms of the Agreement. The Board reviewed the history of the Adviser, including background and investment management experience, as well as the Fund's performance for the last fiscal year, important factors relating to the Fund's performance, the Adviser's investment and research strategy, the Adviser's financial strength, and expected expenses and revenue from the Fund.

The Board gave careful consideration to factors deemed relevant to the Trust and the Fund as well as the nature, extent and quality of the services to be provided by the Adviser and the performance of the Fund since commencement of operations. The Trustees analyzed the Adviser's experience and the capabilities of the portfolio manager. The Trustees reviewed and discussed the Adviser's Form ADV, internal compliance policies and financials. The Board also compared the Fund’s management fee and total annual operating expenses to those of comparable funds.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a peer group of 22 funds.  The Trustees noted that the Fund performed in the top range of its peers.  It was noted that the Mundoval Fund was up 16.96% year-to-date through June 30, 2007, compared to 18.59% for the MSCI World Index.  Additionally, the average 12 month total return was 21.45% for the peer group compared to 26.02% for the Mundoval Fund and 23.59% for the MSCI World Index.  The Trustees also reviewed the performance of other accounts managed by the Adviser with a comparable mandate and noted that on a one-year basis the performance of the separate accounts were within 0.80% of the performance of the Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  The representatives of the Adviser summarized the information provided to the Board.  The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience.  The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications.  Mr. Johnson walked the Board through the Adviser's Form ADV and discussed the Adviser's financial stability.

As to the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund, it was noted that the Adviser is paying substantially all operating expenses of the Fund and that the Adviser's relationship with the Fund has resulted in slight profit of $621 to the Adviser.  Mr. Johnson also stated that in addition to advisory services, the Adviser also provides the Fund with officers, including the CCO, and office space.  Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisery fees and expense ratios based on publicly available data and drawn from its peer group.  Included in the comparison were funds with similar asset ranges.  It was noted that while the Adviser's management fee was the highest in the peer group, the Adviser is responsible under the Agreement for paying all but a very small fraction of the Fund's expenses out of the management fee.  Thus, the Trustees noted that the Fund's current expense ratio of 1.50% was less than the average expense ratio of 1.71% for the Peer Group.  A.Q. Johnson also provides sub-advisery services to another fund for which it is paid 0.50%.  However, the Adviser does not provide office space, a compliance officer and other services to the fund, nor does it pay all of the funds expenses out of its sub-advisery fee.  Finally, the Trustees reviewed information regarding fees charged by the Adviser for separate accounts.  The Board noted that A.Q. Johnson is paid 1.00% for separate accounts management, but does not provide the same comprehensive level of services to separate accounts as is provided to the Fund.   Having considered the comparative data as described above, the Trustees concluded that the management fee and expense ratio were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser represented to the Board that the Adviser would consider including break points in the management fee as the Fund grows, thus benefiting shareholders.

2007 Annual Report  11

Notes to the Financial Statements – continued

After reviewing all the information presented, the non-interested Trustees met in executive session.  The Trustees discussed the performance of the Fund and the Adviser's compensation. Based upon the information provided, the Board concluded that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

5.) RELATED PARTY TRANSACTIONS

The Trustees who are not interested persons of the Fund were paid $1,000 each in Trustees fees by the Adviser for the period September 1, 2007 through December 31, 2007. Under the Management Agreement, the Adviser pays these fees.

6.) INVESTMENTS

For the period September 1, 2007 through December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $487,137 and $1,920,904 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at December 31, 2007 was $10,087,115.  At December 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

              $2,151,487

   ($530,640)

                              $1,620,847

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, Arthur Q. Johnson held, in aggregate, 51.33% of the Fund and therefore may be deemed to control the Fund. Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund.

8.) CAPITAL SHARES

At December 31, 2007 an unlimited number of shares of beneficial interest were authorized.  877,447 shares were issued and outstanding and paid in capital was $10,109,755.

9.) DISTRIBUTIONS TO SHAREHOLDERS

There was a dividend of $0.18385 per share from net investment income, a long-term capital gain distribution of $1.18948 per share and a short-term capital gain distribution of $0.22865 per share paid on December 28, 2007.

The tax character of distributions paid during the periods shown below were as follows:

Distributions paid from:

                             9/1/07 to 12/31/07          9/1/06 to 8/31/07          9/1/05 to 8/31/06

Ordinary Income .

        $    144,218                    $     64,674                  $     41,609

Short-Term Capital Gain

              179,360                                 -0-                               -0-

Long-Term Capital Gain                            933,067                           92,581                               -0-

         $ 1,256,645                     $  157,255                  $    41,609

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                   $        1,046

Undistributed long-term capital gain/(accumulated losses)                        485

Unrealized appreciation/(depreciation)                                            1,620,847

                                                                                               $ 1,622,378

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of current year post October losses of $88,967.

2007 Annual Report  12

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Ste 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of Mundoval Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Mundoval Fund as of December 31, 2007, and the related statements of operations for the four months ended December 31, 2007 and for the year ended August 31, 2007 and the statements of changes in net assets for the four months ended December 31, 2007 and for the years ended August 31, 2007 and 2006, and the financial highlights for the four periods in the period ended December 31, 2007.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mundoval Fund as of December 31, 2007, the results of its operations for the periods ended December 31, 2007 and August 31, 2007, and the changes in its net assets for the periods ended December 31, 2007 and August 31, 2007 and 2006 and the financial highlights for each of the four periods ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 21, 2008

2007 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
Arthur Q. Johnson(2), Year of Birth: 1961	President, Secretary, Treasurer and Trustee	Indefinite Term, Since 2004	President of A.Q. Johnson & Co., Inc. (2002 – current), Principal of Brandes Investment Partners, L.P. (1986-2000).	1	None
Natalie M. Gumina Year of Birth: 1982	Chief Compliance Officer	Indefinite Term, Since 2006

Chief Operating Officer and Investment Advisory Representative of A.Q. Johnson & Co. (August 2006 - current). Financial Advisor for AXA Advisors (2005-2006). Prior to 2005 she was a student at University of California Los Angeles.

				N/A	None

(1) The address of each trustee and officer is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.

(2) Arthur Q. Johnson is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee
William W. Eigner, Year of Birth: 1959	Trustee	Indefinite Term, Since 2004	Attorney of Procopio Cory Hargreaves & Savitch, LLP (1989 – current). Partner of Procopio Cory Hargreaves & Savitch, LLP (1995 – current).	1	None
David B. Marino, Year of Birth: 1963	Trustee	Indefinite Term, Since 2004	Executive Vice President and Principal of Irving Hughes (1995 – current).	1	None
Greg Young, Year of Birth: 1960	Trustee	Indefinite Term, Since 2004	Account Executive and Director of Stone & Youngberg, LLC (1990 – current).	1	None

(3) The address of each trustee is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-2877.

2007 Annual Report  14

Board of Trustees

William W. Eigner

Arthur Q. Johnson

David B. Marino

Greg S. Young

Investment Adviser

A.Q. Johnson & Co., Inc.

7855 Ivanhoe Ave., Ste. 210

La Jolla, CA 92037

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts., OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/07	FYE 8/31/07	FYE 8/31/06
Audit Fees	$13,250	$13,325	$13,100
Audit-Related Fees	$0	$0	$0
Tax Fees	$2,200	$3,700	$2,150
All Other Fees	$0	$750	$950

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 12/31/07	FYE 8/31/07	FYE 8/31/06
Registrant	$2,200	$4,450	$3,100
Registrant’s Investment Adviser	$0	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:              3/4/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:              3/4/08

By: /s/ Arthur Q. Johnson

Arthur Q. Johnson

Chief Financial Officer

Date:              3/4/08